UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Ryan Roell, President

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2024

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

Panagram AAA CLO ETF
CLOX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Panagram AAA CLO ETF for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at http://www.cloxfund.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Panagram AAA CLO ETF	$21	0.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2024, the Fund’s Net Asset Value (“NAV”) reached $72.7 million, from $35.3 million as of the beginning of the 12-month period. The Fund’s investment composition comprised of 102.7% CLO AAA bonds and -2.7% cash and other. For the 12-month period ended August 31, 2024, the Fund issued 1,550,000 new shares at a weighted average price of $25.39 per share, raising $39.3 million in equity.
As of August 31, 2024, the Fund’s NAV was $25.51 per share, which was up from $25.25 per share at the beginning of the 12-month period.
For the 12-month period ended August 31, 2024, the Fund returned 7.55% on a NAV basis and 7.73% on a market price basis. Comparatively, the Fund’s benchmarks, the Bloomberg U.S. Aggregate Bond Index and the J.P. Morgan CLO AAA Index, had returns of 7.30% and 7.65% for the same period. From inception through August 31, 2024, the Fund returned 8.03% on a NAV basis and 8.21% on a market price basis. Comparatively, the Fund’s benchmarks had returns of 5.43% and 8.03% for the same period.
The 12-month and inception to date returns were a result of interest income on the CLO bonds and increases in their fair values during the periods.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses such as management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Panagram AAA CLO ETF	PAGE 1	TSR-AR-81752T486

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/18/2023)
Panagram AAA CLO ETF NAV	7.55	8.03
Panagram AAA CLO ETF Market	7.73	8.21
Bloomberg U.S. Aggregate Bond Index	7.30	5.43
JP Morgan CLOIE AAA Total Return Index	7.65	8.03
Visit http://www.cloxfund.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$72,709,387
Number of Holdings	46
Net Advisory Fee	$103,816
Portfolio Turnover	19%
30-Day SEC Yield	6.56%
30-Day SEC Yield Unsubsidized	6.56%
Visit http://www.cloxfund.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(% of net assets)
Madison Park Funding XXXIV Ltd.	5.5%
OHA Credit Partners XVI Ltd.	5.4%
Aimco CLO 10 Ltd.	4.1%
Ares XLI CLO Ltd.	4.1%
Elmwood CLO 26 Ltd.	3.8%
CIFC Funding 2017-I Ltd.	3.8%
Ares Loan Funding IV Ltd.	2.8%
Palmer Square CLO 2023-1 Ltd.	2.8%
Madison Park Funding LXII Ltd.	2.8%
Ares LVI CLO Ltd.	2.8%
Security Type Breakdown (% of net assets)
Industry Breakdown (% of net assets)
MANAGED DISTRIBUTIONS
For the 12-month period ending August 31, 2024, the Fund made monthly distributions totalling $3.2 million or $1.58 per share with an average of $0.13 per share per month. From inception through August 31, 2024, the Fund has made monthly distributions totalling $3.3 million or $1.68 per share. None of the Fund’s dividends to date has been a return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.cloxfund.com
Panagram AAA CLO ETF	PAGE 2	TSR-AR-81752T486

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Panagram Structured Asset Management documents not be householded, please contact Panagram Structured Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Panagram Structured Asset Management or your financial intermediary.
Panagram AAA CLO ETF	PAGE 3	TSR-AR-81752T486

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Debra McGinty- Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended August 31, 2024 and August 31, 2023, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the past two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2024	FYE 8/31/2023
(a) Audit Fees	$21,750	$16,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$4,500	$4,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre- approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PANAGRAM AAA CLO ETF
TICKER SYMBOL: CLOX
Core Financial Statements
August 31, 2024

Panagram AAA CLO ETF
Schedule of Investments
August 31, 2024

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — 102.7%(a)(b)
Bermuda — 1.7%
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, 6.79% (3 mo. Term SOFR + 1.48%), 04/20/2037	$1,250,000	$ 1,254,370
Cayman Islands — 93.2%(c)
AGL CLO 12 Ltd., Series 2021-12A, Class A1, 6.70% (3 mo. Term SOFR + 1.42%), 07/20/2034	1,500,000	1,501,107
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, 6.61% (3 mo. Term SOFR + 1.33%), 04/20/2033	1,500,000	1,501,725
Aimco CLO 10 Ltd., Series 2019-10A, Class ARR, 6.69% (3 mo. Term SOFR + 1.41%), 07/22/2037	3,000,000	3,011,901
Apidos CLO XXXII Ltd., Series 2019-32A, Class A1R, 6.38% (3 mo. Term SOFR + 1.10%), 01/20/2033	1,000,000	1,000,491
Apidos CLO XXXVII Ltd., Series 2021-37A, Class A, 6.67% (3 mo. Term SOFR + 1.39%), 10/22/2034	1,500,000	1,502,420
Ares LVI CLO Ltd., Series 2020-56A, Class AR, 6.71% (3 mo. Term SOFR + 1.42%), 10/25/2034	2,000,000	2,003,996
Ares LXI CLO Ltd., Series 2021-61A, Class A1R, 6.81% (3 mo. Term SOFR + 1.53%), 04/20/2037	1,500,000	1,506,782
Ares XLI CLO Ltd., Series 2016-41A, Class AR2, 6.63% (3 mo. Term SOFR + 1.33%), 04/15/2034	3,000,000	3,001,233
Ballyrock CLO 18 Ltd., Series 2021-18A, Class A1, 6.71% (3 mo. Term SOFR + 1.41%), 01/15/2035	1,115,000	1,115,752
Basswood Park CLO Ltd., Series 2021-1A, Class A, 6.54% (3 mo. Term SOFR + 1.26%), 04/20/2034	1,250,000	1,248,131
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A1RR, 6.75% (3 mo. Term SOFR + 1.47%), 04/20/2034	2,000,000	2,002,806
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, 6.73% (3 mo. Term SOFR + 1.43%), 10/15/2034	1,000,000	1,000,534
Carlyle US CLO 2020-2 Ltd., Series 2020-2A, Class A1R, 6.69% (3 mo. Term SOFR + 1.40%), 01/25/2035	2,000,000	2,002,964
Carlyle US CLO 2021-2 Ltd., Series 2021-2A, Class A1, 6.62% (3 mo. Term SOFR + 1.34%), 04/20/2034	1,515,000	1,516,479
Carlyle US CLO 2021-4 Ltd., Series 2021-4A, Class A1, 6.65% (3 mo. Term SOFR + 1.37%), 04/20/2034	1,200,000	1,200,887
CIFC Funding 2017-I Ltd., Series 2017-1A, Class ARR, 6.83% (3 mo. Term SOFR + 1.55%), 04/21/2037	2,735,000	2,749,364
CIFC Funding 2020-II Ltd., Series 2020-2A, Class AR, 6.71% (3 mo. Term SOFR + 1.43%), 10/20/2034	1,500,000	1,502,250
CIFC Funding 2020-IV Ltd., Series 2020-4A, Class A, 6.88% (3 mo. Term SOFR + 1.58%), 01/15/2034	1,500,000	1,502,478
CIFC Funding 2022-II Ltd., Series 2022-2A, Class A1, 6.60% (3 mo. Term SOFR + 1.32%), 04/19/2035	1,500,000	1,502,097
Clover CLO 2020-1 Ltd., Series 2020-1A, Class A1RR, 6.68% (3 mo. Term SOFR + 1.39%), 07/15/2037	1,000,000	1,002,700
Elmwood CLO 26 Ltd., Series 2024-1A, Class A1, 6.79% (3 mo. Term SOFR + 1.50%), 04/18/2037	2,750,000	2,765,716
Elmwood CLO V Ltd., Series 2020-2A, Class AR, 6.69% (3 mo. Term SOFR + 1.41%), 10/20/2034	1,500,000	1,501,815

The accompanying notes are an integral part of these financial statements.

1

Panagram AAA CLO ETF
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Elmwood CLO XII Ltd., Series 2021-5A, Class A, 6.69% (3 mo. Term SOFR + 1.41%), 01/20/2035	$2,000,000	$2,002,578
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class AR, 6.60% (3 mo. Term SOFR + 1.32%), 04/20/2035	1,250,000	1,251,705
Harriman Park CLO Ltd., Series 2020-1A, Class A1R, 6.66% (3 mo. Term SOFR + 1.38%), 04/20/2034	2,000,000	2,001,476
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, 7.14% (3 mo. Term SOFR + 1.85%), 07/17/2036	2,000,000	2,009,038
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A1RR, 6.48% (3 mo. Term SOFR + 1.37%), 10/16/2037	2,000,000	2,001,500
Series 2019-34A, Class AR, 6.67% (3 mo. Term SOFR + 1.38%), 04/25/2032	1,993,154	1,993,253
Magnetite XXVII Ltd., Series 2020-28A, Class AR, 6.67% (3 mo. Term SOFR + 1.39%), 01/20/2035	1,000,000	1,001,171
Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class A1R, 6.81% (3 mo. Term SOFR + 1.53%), 04/20/2038	1,250,000	1,255,651
Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class A, 6.68% (3 mo. Term SOFR + 1.39%), 07/17/2035	1,300,000	1,301,534
OHA Credit Funding 10 Ltd., Series 2021-10A, Class A, 6.67% (3 mo. Term SOFR + 1.39%), 01/18/2036	1,500,000	1,506,120
OHA Credit Partners XVI Ltd.
Series 2021-16A, Class A, 6.69% (3 mo. Term SOFR + 1.41%), 10/18/2034	1,975,000	1,975,099
Series 2021-16A, Class AR, 6.20% (3 mo. Term SOFR + 1.35%), 10/18/2037	1,975,000	1,976,481
Palmer Square CLO 2019-1 Ltd., Series 2019-1A, Class A1R, 6.53% (3 mo. Term SOFR + 1.41%), 11/14/2034	1,390,000	1,394,379
Palmer Square CLO 2023-1 Ltd., Series 2023-1A, Class A, 7.18% (3 mo. Term SOFR + 1.90%), 01/20/2036	2,000,000	2,009,224
Reese Park CLO Ltd., Series 2020-1A, Class AR, 6.69% (3 mo. Term SOFR + 1.39%), 10/15/2034	1,500,000	1,501,327
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1, 6.66% (3 mo. Term SOFR + 1.36%), 01/15/2034	1,500,000	1,501,501
Rockland Park CLO Ltd., Series 2021-1A, Class A, 6.66% (3 mo. Term SOFR + 1.38%), 04/20/2034	1,200,000	1,201,358
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.82% (3 mo. Term SOFR + 1.54%), 04/20/2033	1,000,000	1,000,499
Wellman Park CLO Ltd., Series 2021-1A, Class AR, 6.56% (3 mo. Term SOFR + 1.35%), 07/15/2037	1,200,000	1,200,744
		67,728,266
Jersey — 7.8%
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 7.05% (3 mo. Term SOFR + 1.75%), 10/15/2036	2,000,000	2,012,372
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1, 6.62% (3 mo. Term SOFR + 1.34%), 04/22/2035	1,380,000	1,382,494

The accompanying notes are an integral part of these financial statements.

2

Panagram AAA CLO ETF
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Jersey — (Continued)
Symphony CLO 35 Ltd., Series 2022-35A, Class AR, 6.98% (3 mo. Term SOFR + 1.70%), 10/24/2036	$1,250,000	$1,256,871
Valley Stream Park CLO Ltd., Series 2022-1A, Class AR, 6.91% (3 mo. Term SOFR + 1.63%), 10/20/2034	1,000,000	1,000,687
		5,652,424
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $74,248,915)		74,635,060
TOTAL INVESTMENTS — 102.7% (Cost $74,248,915)		$74,635,060
Money Market Deposit Account — 1.9%(d)		1,404,081
Liabilities in Excess of Other Assets — (4.6)%		(3,329,754)
TOTAL NET ASSETS — 100.0%		$72,709,387

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2024.
(b)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $74,635,060 or 102.7% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2024 was 5.13%.

The accompanying notes are an integral part of these financial statements.

3

PANAGRAM AAA CLO ETF
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2024

ASSETS:
Investments, at value (Cost $74,248,915)	$74,635,060
Cash equivalent - interest bearing deposit account	1,404,081
Interest receivable	649,025
Total assets	76,688,166
LIABILITIES:
Payable for investments purchased	3,975,000
Payable to Adviser	3,779
Total liabilities	3,978,779
NET ASSETS	$72,709,387
Net Assets Consist of:
Paid-in capital	$71,925,887
Total distributable earnings	783,500
Total net assets	$72,709,387
Net assets	$72,709,387
Shares issued and outstanding(1)	2,850,000
Net asset value	$25.51

(1)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of the financial statements.

4

PANAGRAM AAA CLO ETF
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2024

INVESTMENT INCOME:
Interest income	$3,560,472
Total investment income	3,560,472
EXPENSES:
Investment advisory fees (See Note 3)	103,816
Total expenses	103,816
Net investment income	3,456,656
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(548)
Net realized loss	(548)
Net change in unrealized appreciation on:
Investments	233,852
Net change in unrealized appreciation	233,852
Net realized and unrealized gain on investments	233,304
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,689,960

The accompanying notes are an integral part of the financial statements.

5

PANAGRAM AAA CLO ETF
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31, 2024	For the Period Inception through August 31, 2023(1)
OPERATIONS:
Net investment income	$3,456,656	$279,989
Net realized loss on investments	(548)	—
Net change in unrealized appreciation on investments	233,852	152,293
Net increase in net assets resulting from operations	3,689,960	432,282
DISTRIBUTIONS TO SHAREHOLDERS:
From distibutable earnings (See Note 4)	(3,199,807)	(138,935)
Total distributions to shareholders	(3,199,807)	(138,935)
CAPITAL SHARE TRANSACTIONS:
Subscriptions	39,349,315	35,000,000
Redemptions	(2,538,760)	—
ETF transaction fees (See Note 6)	62,832	52,500
Net increase in net assets resulting from capital share transactions(2)	36,873,387	35,052,500
NET INCREASE IN NET ASSETS	$37,363,540	$35,345,847
NET ASSETS:
Beginning of period	$35,345,847	$—
End of period	$72,709,387	$35,345,847

(1)	Inception date of the Fund was July 18, 2023.
(2)	A summary of capital share transactions is as follows:

	Year Ended August 31, 2024		For the Period Inception through August 31, 2023
	Shares	Amount	Shares	Amount
SHARE TRANSACTIONS:
Issued	1,550,000	$39,349,315	1,400,000	$35,052,500
Redeemed	(100,000)	(2,538,760)	—	—
Net increase in shares outstanding	1,450,000	$36,810,555	1,400,000	$35,052,500

The accompanying notes are an integral part of the financial statements.

6

Panagram AAA CLO ETF
Financial Highlights
For a Fund share outstanding throughout each period.

	Year Ended August 31, 2024	For the Period Inception through August 31, 2023(1)
PER SHARE DATA:
Net asset value, beginning of period	$25.25	$25.00
INVESTMENT OPERATIONS:
Net investment income(2)	1.69	0.21
Net realized and unrealized gain on investments	0.12	0.10
Total from investment operations	1.81	0.31
LESS DISTRIBUTIONS:
From net investment income	(1.58)	(0.10)
Total distributions paid	(1.58)	(0.10)
Capital share transactions:
ETF transaction fees (See Note 6)	0.03	0.04
Total transaction fees	0.03	0.04
Net Asset Value, end of period	$25.51	$25.25
Total return, at NAV(3)(4)	7.55%	1.39%
Total return, at Market(3)(4)	7.73%	1.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$72,709	$35,346
Ratio of expenses to average net assets(5)	0.20%	0.20%
Ratio of net investment income to average net assets(5)	6.66%	6.74%
Portfolio turnover rate(6)(7)	19%	0%

(1)	Inception date of the Fund was July 18, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less that one year.
(6)	Excludes in-kind transactions associated with creations of the Fund.
(7)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of the financial statements.

7

PANAGRAM AAA CLO ETF
Notes to the Financial Statements
August 31, 2024
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Panagram AAA CLO ETF (the “Fund”) is a non-diversified series having its own investment objectives and policies within the Trust. The Fund’s investment objective is to generate current income, with a secondary objective of capital preservation. The Fund, under normal conditions, will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in collateralized loan obligations (“CLOs”) that are rated at the time of purchase, AAA or an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, securities deemed by Panagram Structured Asset Management, LLC (the “Adviser” or “Panagram”) to be of comparable quality). CLOs are structured products with a “long-only” investment strategy (i.e., a strategy that does not include short positions) that issue multiple tranches of asset-backed securities. CLOs are collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans.
The Fund’s inception was on July 18, 2023. The Fund’s investment Adviser is responsible for providing management oversight, investment advisory services, day-to- day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Adviser also serves as the investment adviser to the Panagram BBB-B CLO ETF (NYSE:CLOZ), which is another series of the Trust, but otherwise the Fund does not hold itself out as related to any other series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Fixed income securities, including short-term debt instruments having a maturity of less than 60 days, are valued, at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of a price from a Pricing Service, Fair Value will be determined. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with
Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

8

PANAGRAM AAA CLO ETF
Notes to the Financial Statements
August 31, 2024(Continued)
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of August 31, 2024:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Collateralized Loan Obligations	$ —	$74,635,060	$ —	$74,635,060
Total	$—	$74,635,060	$—	$74,635,060

Refer to the Fund’s Schedule of Investments for further information on the classification of investments. As of the year ended August 31, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.
B.
Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and classified as Cash Equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in a bank deposit account which, at times, may exceed the United States federally insured limit. Amounts swept overnight are available on the next business day. Any temporary cash overdrafts by the Fund are reported as a payable to the custodian.

C.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.

D.
Security Transactions, Income and Expenses – Investments in CLOs may be subject to certain tax provisions that could result in the Fund incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirement that could adversely affect cash flows and investment results. Any unrealized losses the Fund experiences with respect to its CLO investments may be an indication of future realized losses. Gain and losses on paydowns of CLOs are reflected in interest income on the Statements of Operations. The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and

9

PANAGRAM AAA CLO ETF
Notes to the Financial Statements
August 31, 2024(Continued)
expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.
E.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

F.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.20%.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, including acquired fund fees and expenses, except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the

10

PANAGRAM AAA CLO ETF
Notes to the Financial Statements
August 31, 2024(Continued)
Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. The Advisor has agreed to pay all expenses of the Fund’s Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.
Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of, and during the year ended August 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.
As of August 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$74,248,915
Gross unrealized appreciation	414,846
Gross unrealized depreciation	(28,701)
Net unrealized appreciation	386,145
Undistributed ordinary income	397,903
Other accumulated loss	(548)
Total distributable earnings	$783,500

As of August 31, 2024, the Fund had $548 in short-term capital loss carryovers which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.
For the year ended August 31, 2024, the Fund had no deferred qualified late year losses. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable year subsequent to August 31.
Distributions to Shareholders – The Fund intends to distribute all net investment income monthly and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such

11

PANAGRAM AAA CLO ETF
Notes to the Financial Statements
August 31, 2024(Continued)
reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended August 31, 2024, no such reclassifications were made between distributable earnings and paid-in capital.
The tax character of distributions paid for the year ended August 31, 2024, and the period ended August 31, 2023 is as follows:

	Ordinary Income	Total Distributions Paid
2024	$3,199,807	$3,199,807
2023	$138,935	$138,935

5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b- 1 under the 1940 Act (the “Plan”). In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
6. SHARE TRANSACTIONS
Shares of the Fund are listed and trade on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally for cash, but may also be issued and redeemed in kind for securities held by or eligible to be held by the Fund. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
All shares of the Fund have equal rights and privileges.

12

PANAGRAM AAA CLO ETF
Notes to the Financial Statements
August 31, 2024(Continued)
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Fund for the year ended August 31, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government	$—	$—	$ —	$ —
Other	$49,452,926	$9,611,096	$—	$—

8. PRINCIPAL RISKS
CLO Risk – The risks of investing in CLO securities include both the credit risk associated with the underlying loans combined with the risks associated with the CLO structure governing the priority of payments (and any legal and counterparty risk associated with carrying out the priority of payments). The Panagram AAA CLO ETF intends to invest primarily in AAA rated tranches (or equivalent ratings by a NRSRO); however, these ratings do not constitute a guarantee of credit quality and it’s possible that under stressed market environments these tranches could experience substantial losses due to actual defaults, write -downs of the equity or other subordinated tranches, increased sensitivity to defaults due to collateral default and impairment of subordinate tranches, market anticipation of defaults, and general market aversion to CLO securities as an asset class. In addition, these risks are heightened with respect to the below investment grade CLOs in which the Fund may significantly invest (up to 70% of the Fund’s total assets). The most common risks associated with investing in CLOs are interest rate risk, credit risk, liquidity risk, prepayment risk (i.e., the risk that in a declining interest rate period CLO tranches could be refinanced or paid off prior to their maturities and the Fund would then have to reinvest the proceeds at a lower rate), and the risk of default of the underlying asset.
9. SUBSEQUENT EVENTS
On September 3, 2024, the Fund declared ordinary income dividends of $0.13961482, payable on September 9, 2024, to shareholders of record on September 4, 2024.
On October 1, 2024, the Fund declared ordinary income dividends of $0.12733575, payable on October 8, 2024, to shareholders of record on October 2, 2024.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined no additional items require recognition or disclosure.

13

PANAGRAM AAA CLO ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Panagram AAA CLO ETF and
Board of Trustees of Series Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Panagram AAA CLO ETF (the “Fund”), a series of Series Portfolios Trust, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the year ended August 31, 2024 and for the period from July 18, 2023 (commencement of operations) through August 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, and the changes in net assets and financial highlights for the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedure. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Panagram Structured Asset Management, LLC’s investment companies since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 30, 2024

14

PANAGRAM AAA CLO ETF
BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
AUGUST 31, 2024 (UNAUDITED)
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.
At a meeting held on July 24-25, 2024 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Panagram BBB-B CLO ETF and the Panagram AAA CLO ETF (each a “Fund” and together, the “Funds”), Panagram Structured Asset Management LLC (“Panagram”), for an additional one year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Panagram to continue serving as the Fund’s investment adviser for another year.
In connection with the annual review process and in advance of the Meeting, Panagram provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Funds’ administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Panagram included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Panagram, including Panagram’s portfolio manager and other personnel, and the investment practices and techniques used by Panagram in managing each Fund; (ii) the historical investment performance of each Fund; (iii) the management fee payable by each Fund to Panagram and each Fund’s total operating expenses compared with those of a peer group of registered funds; (iv) the financial condition of Panagram; (v) the cost of the services provided and Panagram’s profitability with respect to managing each Fund; (vi) the extent to which any economies of scale realized by Panagram in connection with its services to each Fund are shared with Fund shareholders; and (vii) other ancillary or “fall-out” benefits Panagram and/or its affiliates, if any, may receive based on Panagram’s relationship with the Funds. In addition to the Meeting, the Board met on June 20, 2024, with Fund Services and counsel to the Independent Trustees to discuss the materials that had been furnished by Panagram in response to the information requests. The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of Panagram furnished quarterly reports and other information to the Board regarding the performance of the Funds, the services provided to the Funds by Panagram, Panagram’s personnel and business operations, marketing and distribution activity for the Funds, and compliance and operational matters related to the Funds and Panagram. The Board also considered the presentation by representatives of Panagram received at the Board’s meeting held on April 26-27, 2023.
In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge and experience gained over time through previous interactions with Panagram in overseeing the Funds. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Panagram, Fund Services and the Interested Trustee. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.
NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDs
The Board considered the nature, extent and quality of services provided to the Fund by Panagram under the Advisory Agreement. The Board considered, among other things, the terms of the Advisory Agreement and the range of services provided by Panagram. The Board received and considered information regarding, among other things, the qualifications, background, tenure and

15

PANAGRAM AAA CLO ETF
BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
AUGUST 31, 2024 (UNAUDITED)(Continued)
responsibilities of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Funds. The Board also received and considered information about Panagram’s investment process and investment strategy for each Fund, Panagram’s approach to security selection, Panagram’s investment research capabilities and resources, and the overall positioning of each Fund’s portfolio. The Board also considered Panagram’s trade execution capabilities and experience. The Board noted that Panagram had been managing each Fund’s portfolio since its inception. In addition, the Board considered the quality of Panagram’s communications with the Board and Fund Services and responsiveness to inquiries and requests made from time to time with respect to the Funds.
The Board evaluated the ability of Panagram, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals to service the Funds. The Board further considered Panagram’s compliance program and its compliance record since the inception of the Fund, including past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Panagram’s compliance program. The Board also considered the special attributes of each Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that may be realized from such a structure. The Board also considered the resources committed by Panagram to support the on-going operations of the Funds. The Board also considered the entrepreneurial and other risks assumed by Panagram in connection with the services provided to the Funds.
Based on these considerations, the Board concluded, within the context of its full deliberations, that Panagram is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.
INVESTMENT PERFORMANCE
The Board considered each Fund’s investment performance. In this regard, the Board reviewed the performance of the Panagram BBB-B CLO ETF as of June 30, 2024, as compared to its benchmark index, the JP Morgan CLO High Quality Mezzanine Index Total Return, noting the Fund underperformed the index for the year-to-date, one-year and since-inception periods. Additionally, the Board considered the Fund’s investment performance as compared to a universe of peer funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance Universe”). The Trustees considered that the performance data provided by Broadridge included, among other things, performance comparisons for the one-year period ended April 30, 2024. The Trustees noted that the Fund outperformed the Performance Universe median and average for the period reviewed and that it was the best performing fund in the Performance Universe. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating the Fund’s performance, the Board recognized the limitations of such data, including that notable differences may exist between the Fund and its peers. Additionally, at the Board’s request, Panagram identified the funds it considered to be the Fund’s top competitors and/or peers (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods and Panagram’s analysis of the Fund’s performance for these time periods. The Board also considered information provided in these reports regarding the functioning of the Fund’s arbitrage mechanism.
The Board reviewed the performance of the Panagram AAA CLO ETF as of June 30, 2024, as compared to its benchmark index, the JP Morgan CLO AAA Total Return Index, noting the Fund slightly outperformed the index for the since-inception period, but underperformed the index for the year-to-date period. Additionally, the Board considered the Fund’s investment performance as compared to a universe of peer funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance Universe”). The Trustees considered that the performance data provided by Broadridge included, among other things, performance comparisons for the nine-months ended April 30, 2024. The Trustees noted that the Fund outperformed the Performance Universe median and average for the period reviewed. The Board noted

16

PANAGRAM AAA CLO ETF
BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
AUGUST 31, 2024 (UNAUDITED)(Continued)
that while it found the comparative data provided by Broadridge generally useful in evaluating the Fund’s performance, the Board recognized the limitations of such data, including that notable differences may exist between the Fund and its peers. Additionally, at the Board’s request, Panagram identified the funds it considered to be the Fund’s top competitors and/or peers (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods and Panagram’s analysis of the Fund’s performance for these time periods. The Board also considered information provided in these reports regarding the functioning of the Fund’s arbitrage mechanism.
The Board noted each Fund had limited operating history that prevented consideration of performance over the longer term. The Board further noted it would continue to review each Fund’s performance on an on-going basis and in connection with future reviews of the Advisory Agreement.
FEES AND EXPENSES
The Board reviewed and considered the contractual investment management fee rate payable by each Fund to Panagram for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of each Fund with those of a group of peer funds (the “Expense Group”), as determined by Broadridge, based on Morningstar fund classifications. The Board noted that the Management Fee Rate for the Panagram BBB-B CLO ETF was lower than the Expense Group average and median. The Board further noted that the Management Fee Rate for the Panagram AAA CLO ETF was lower than the Expense Group average and at the Expense Group median.
The Board noted that Panagram reported that it does not serve as an investment adviser or sub-adviser to registered funds other than the Funds, but the Board received and considered information about the nature and extent of services offered and fee rates charged by Panagram to other types of clients. The Board considered the fee comparisons in view of any differences between Panagram’s services to the Funds and the services it provides to these other types of clients.
The Board also took into consideration each Fund’s “unified fee” structure, under which Panagram would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Funds to operate. The Board considered that, other than the management fee, Panagram would pay all operating expenses of each Fund, except for certain costs such as interest, brokerage, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board also considered that, under the Advisory Agreement, Panagram has agreed to pay acquired fund fees and expenses, if any, incurred by each Fund. The Board considered each Fund’s net operating expense ratio in comparison to the average and median of the Expense Group. The Board noted that the Panagram BBB-B CLO ETF’s net expense ratio was lower than both the average and median of the Expense Group. The Board further noted that the Panagram AAA CLO ETF’s net expense ratio was lower than the Expense Group average and at the Expense Group median.
The Board received a description of the methodology and screening criteria used by Broadridge to determine the registered funds in the Expense Group. While the Board recognized that comparisons between each Fund and its respective Expense Group may be imprecise, the comparative, independently selected information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s Management Fee Rate and net expense ratio. Additionally, the Board received and considered information comparing each Fund’s Management Fee Rate and net expense ratio to a Fund’s Selected Peer Group.
Based on these considerations, the Board determined that the Management Fee Rate was reasonable in light of the services covered by the Advisory Agreement and that the overall expense structure of each Fund supported the continuation of the Advisory Agreement.

17

PANAGRAM AAA CLO ETF
BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
AUGUST 31, 2024 (UNAUDITED)(Continued)
PROFITABILITY AND ECONOMIES OF SCALE
The Board requested and received a report on Panagram’s revenue and expenses resulting from services provided to each Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2024. The Board noted information about the profitability to Panagram from its advisory relationship with each Fund for the twelve months ended March 31, 2024. The Board received and considered a description of the expense allocation methodology used by Panagram in calculating profitability in connection with the continuation of the Advisory Agreement. The Board also considered Panagram’s financial resources and information regarding Panagram’s commitment with respect to the Funds and its ability to support its management of the Funds and obligations under the Advisory Agreement. The Board concluded that Panagram’s profit from managing the Panagram BBB-B CLO ETF had not been, and currently was not, excessive.
With respect to economies of scale, the Board considered information regarding the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of a Fund’s shareholders. The Board reviewed each Fund’s operating history and changes in each Fund’s asset levels since it commenced operations. The Board considered that the amount and structure of each Fund’s unified fee reflects a sharing of economies of scale with Fund shareholders. The Board also considered that any reduction in fixed costs associated with the management of the Funds would benefit Panagram due to the unified fee structure of each Fund, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing each Fund’s shareholders of the fees associated with a Fund. The Board noted that it would continue to monitor any future growth in each Fund’s assets and consider economies of scale as part of its future annual review of the Advisory Agreement.
ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Board received and considered information regarding ancillary or “fall-out” benefits to Panagram and/or its affiliates, if any, as a result of Panagram’s relationship with the Funds. Ancillary benefits could include, among others, benefits attributable to research credits generated by a Fund’s portfolio transactions. In this regard, the Board considered that Panagram confirmed it had not benefited firm-wide from research credits generated by Fund portfolio transactions since each Fund’s inception. Ancillary benefits could also include benefits potentially derived from an increase in Panagram’s business as a result of its relationship with the Funds (such as the ability to market to shareholders other potential financial products and services offered by Panagram, or to operate other products and services that follow investment strategies similar to those of the Funds). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that ancillary benefits received by Panagram and/or its affiliates, if any, were unreasonable.
CONCLUSIONS
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on its deliberations and its evaluation of the information and factors described above, among others, the Board unanimously approved the Advisory Agreement for an additional one-year term.

18

PANAGRAM AAA CLO ETF
ADDITIONAL INFORMATION
August 31, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https://www.sec.gov/.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge on the Fund’s website at www.cloxfund.com.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the year ended August 31, 2024, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2024 was 0.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00%.
QUALIFIED INTEREST INCOME
The percentage of qualified interest income for the year ended August 31, 2024, was 2.06%.

19

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INVESTMENT ADVISER
Panagram Structured Asset Management, LLC
65 East 55th Street, 29th Floor
New York, NY 10022
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Kirkland & Ellis, LLP
1301 Pennsylvania Avenue, N.W.
Washington, DC 20004
This report should be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-800-617-0004.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Board Consideration of Investment Advisory Agreement under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, President

Date	11/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, President

Date	11/7/2024

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Treasurer

Date	11/7/2024